UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332, Nashville, Tennessee	37203
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end:  08/31/2010

Date of reporting period: 02/28/2010

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi Annual report to Shareholders for the period ended February 28, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Monteagle Funds

Semi-Annual Report

February 28, 2010

MONTEAGLE FUNDS

TABLE OF CONTENTS

Supplementary Portfolio Information	3
Financial Statements of the Monteagle Funds
Schedule of Investments:
Fixed Income Fund	8
Informed Investor Growth Fund	12
Quality Growth Fund	14
Select Value Fund	18
Value Fund	22
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	51
Other Information	64
About Your Funds’ Expenses	66
Board Approval of Investment Advisory Agreement	70
Board Approval of Investment Sub-Advisory Agreement	71
Informed Investor Growth Fund	71

MONTEAGLE FIXED INCOME FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2010 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
U.S. Treasury Note, 3.625%, due 02/15/2020	5.66%
FNMA, Pool 386008, 4.52%, due 04/01/2013	3.27%
GNMA, Series 2003-81 PB, 6.00%, due 03/20/2029	2.83%
FHLMC, 3.75%, due 3/27/2019	2.82%
FFCB, 4.875%, due 12/16/2015	2.34%
FHLMC, Series 3290 PD, 5.50%, due 3/15/2035	2.27%
U.S. Treasury Note, 3.75%, due 11/15/2018	2.17%
U.S. Treasury Note, 3.625%, due 08/15/2019	2.13%
FHLMC, Series 2841 BY, 5.00%, due 08/15/2019	1.90%
Johnson & Johnson, 5.15%, due 07/15/2018	1.84%

Sector Allocation	(% of Net Assets)
Corporate Bonds	39.15%
U.S. Government and Agency Obligations	32.87%
Mortgage-Backed Securities	20.15%
Money Market Funds	6.54%
Municipal Obligations	0.45%
Other Assets in Excess of Liabilities	0.84%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2010 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
ProShares Ultra QQQ	9.94%
ProShares Ultra S&P 500	9.89%
ProShares Ultra Dow 30	9.83%
ProShares Ultra Russell 2000	9.79%
Aeropostale, Inc.	4.03%
Apple, Inc.	4.01%
NetFlix, Inc.	4.01%
Western Digital Corp.	3.52%
Ashland, Inc.	3.01%
Cheesecake Factory, Inc.	2.96%

Top Ten Portfolio Industries	(% of Net Assets)
Computers	8.20%
Retail	6.99%
Internet	6.13%
Chemicals	3.01%
Housewares	0.65%
24.98%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Exchange-Traded Funds	39.45%
Money Market Funds	39.61%
Communications	6.13%
Technology	8.20%
Consumer, Non-cyclical	0.65%
Basic Materials	3.01%
Consumer, Cyclical	6.99%
Liabilities in Excess of Other Assets	(4.04)%
100.00%

MONTEAGLE QUALITY GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2010 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	4.56%
Wal-Mart Stores, Inc.	3.53%
International Business Machines Corp.	3.49%
Google, Inc.	3.37%
Visa, Inc. - Class A	3.36%
Hewlett-Packard Co.	3.08%
Cognizant Technology Solutions Corp. - Class A	3.07%
Oracle Corp.	2.82%
NIKE, Inc. - Class B	2.77%
Danaher Corp.	2.63%

Top Ten Portfolio Industries	(% of Net Assets)
Computers	14.40%
Retail	8.40%
Pharmaceuticals	7.66%
Software	5.94%
Internet	5.13%
Cosmetics & Personal Care	4.69%
Telecommunications	4.32%
Biotechnology	4.17%
Diversified Financial Services	3.73%
Banks	3.49%
61.93%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Non-cyclical	26.94%
Technology	22.17%
Consumer, Cyclical	12.89%
Communications	11.57%
Industrials	8.74%
Financials	7.22%
Energy	5.36%
Basic Materials	3.86%
Utilities	0.52%
Other Assets in Excess of Liabilities	0.73%
100.00%

MONTEAGLE SELECT VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2010 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Target Corp.	3.51%
WellPoint, Inc.	3.45%
UnitedHealth Group, Inc.	3.08%
Applied Materials, Inc.	3.06%
Pfizer, Inc.	2.64%
PACCAR, Inc.	2.34%
Dow Chemical, Co.	1.86%
Morgan Stanley	1.85%
Ashland, Inc.	1.83%
Cummins, Inc.	1.77%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	10.75%
Healthcare - Services	6.53%
Retail	6.24%
Semiconductors	5.93%
Banks	5.59%
Oil & Gas - Services	5.42%
Pharmaceuticals	5.01%
Mining	4.64%
Chemicals	3.69%
Machinery - Diversified	3.36%
57.16%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Energy	17.71%
Industrials	15.64%
Consumer, Non-cyclical	14.94%
Basic Materials	11.51%
Financials	11.06%
Consumer, Cyclical	9.92%
Money Market Funds	8.64%
Technology	7.10%
Communications	2.25%
Utilities	1.08%
Other Assets in Excess of Liabilities	0.15%
100.00%

MONTEAGLE VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2010 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Gap, Inc.	4.85%
Newmont Mining Corp.	4.58%
Tidewater, Inc.	4.14%
Halliburton Co.	4.00%
Transocean Ltd.	3.97%
Merck & Co., Inc.	3.95%
Eastman Chemical Co.	3.95%
Barrick Gold Corp.	3.50%
Pfizer, Inc.	3.49%
Goodrich Corp.	3.48%

Top Ten Portfolio Industries	(% of Net Assets)
Telecommunications	11.59%
Mining	11.46%
Pharmaceuticals	9.07%
Retail	8.03%
Transportation	7.29%
Chemicals	7.25%
Oil & Gas	7.05%
Aerospace & Defense	5.43%
Miscellaneous Manufacturing	5.04%
Electric	4.37%
76.58%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Industrials	21.45%
Basic Materials	18.70%
Communications	11.59%
Energy	11.05%
Consumer, Non-cyclical	10.77%
Consumer, Cyclical	8.03%
Technology	7.12%
Financials	5.00%
Utilities	4.37%
Money Market Funds	1.74%
Other Assets in Excess of Liabilities	0.18%
100.00%

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited)

Par Value	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.87%	Fair Value
	U.S. Treasury Notes - 9.95%
$750,000	3.625%, due 08/15/2019	$753,985
2,000,000	3.625%, due 02/15/2020	2,005,938
750,000	3.75%, due 11/15/2018	767,813
		3,527,736
	Federal Farm Credit Bank - 4.60%
530,000	3.23%, due 07/14/2014	534,235
750,000	4.875%, due 12/16/2015	829,530
250,000	5.375%, due 07/18/2011	266,186
		1,629,951
	Federal Home Loan Bank - 9.00%
250,000	5.00%, due 09/03/2015	255,136
500,000	5.05%, due 01/03/2018	535,742
250,000	5.125%, due 08/14/2013	278,197
500,000	5.25%, due 06/18/2014	562,592
500,000	5.25%, due 11/08/2017	516,885
250,000	5.50%, due 08/25/2014	256,344
250,000	5.75%, due 05/15/2012	275,656
500,000	6.00%, due 07/27/2017	511,043
		3,191,595
	Federal Home Loan Mortgage Corporation - 5.44%
1,000,000	3.75%, due 03/27/2019	1,001,467
500,000	5.625%, due 03/15/2011	526,872
400,000	7.00%, due 03/15/2010	401,072
		1,929,411
	Federal National Mortgage Association - 3.88%
500,000	5.00%, due 03/02/2015	556,973
250,000	5.00%, due 08/02/2012	272,936
500,000	5.00%, due 08/02/2012	544,868
		1,374,777
	Total U.S. Government and Agency Obligations (Cost $11,322,588)	11,653,470

Par Value	CORPORATE BONDS - 39.15%	Fair Value
	Aerospace & Defense - 3.34%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$637,713
500,000	United Technologies Corp., 5.375%, due 12/15/2017	547,061
		1,184,774

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 39.15% (Continued)	Fair Value
	Banks - 8.09%
$500,000	Bank of America Corp., 4.875%, due 01/15/2013	$525,092
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018 (b)	525,575
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	542,387
200,000	Morgan Stanley, 6.60% due 04/01/2012	217,671
250,000	State Street Corp., 4.30%, due 05/30/2014	263,201
500,000	SunTrust Bank, 6.375%, due 04/01/2011	523,523
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	269,696
		2,867,145
	Beverages - 3.90%
300,000	Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011	315,883
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	540,665
500,000	Coca-Cola Co., 5.75%, due 03/15/2011 (b)	526,154
		1,382,702
	Biotechnology - 0.77%
250,000	Amgen, Inc., 4.85%, due 11/18/2014 (b)	274,592

	Computers - 1.12%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	396,024

	Cosmetics & Personal Products - 1.65%
500,000	Estee Lauder Cos., Inc., 7.75%, due 11/01/2013	586,788

	Diversified Financial Services - 2.29%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	258,784
500,000	CME Group, Inc., 5.75%, due 02/15/2014	553,553
		812,337
	Electric - 1.40%
500,000	Georgia Power Co., 4.25%, due 12/01/2019	495,330

	Electrical Components - 0.77%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	272,912

	Food - 1.99%
250,000	Campbell Soup Co., 6.75%, due 02/15/2011	264,998
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	439,626
		704,624
	Healthcare - Products - 1.84%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018	652,405

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 39.15% (Continued)	Fair Value
	Healthcare - Services - 0.04%
$15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	$16,037

	Household Products - 0.77%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	274,633

	Mining - 1.46%
500,000	Alcoa, Inc., 5.375%, due 01/15/2013 (b)	517,996

	Miscellaneous Manufacturing - 1.48%
500,000	General Electric Co., 5.25%, due 12/06/2017	525,539

	Office & Business Equipment - 0.78%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	275,528

	Oil & Gas - 2.28%
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	275,181
500,000	Shell International Finance, 5.625%, due 06/27/2011	532,205
		807,386
	Pharmaceuticals - 2.32%
250,000	Abbott Laboratories, 5.15%, due 11/30/2012	274,199
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	547,823
		822,022
	Retail - 0.78%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	275,647

	Software - 1.46%
500,000	Oracle Corp., 5.00%, due 01/15/2011	519,173

	Telecommunications - 0.62%
200,000	SBC Communications, Inc., 5.625%, due 06/15/2016	220,008

	Total Corporate Bonds (Cost $13,024,072)	13,883,602

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Par Value	MORTGAGE-BACKED SECURITIES - 20.15%	Fair Value
	Federal Home Loan Mortgage Corporation - 6.49%
$161,929	Series 15L, 7.00%, due 07/25/2023	$169,931
246,306	Series 2743 CA, 5.00%, due 02/15/2034	245,450
283,628	Series 2840 VC, 5.00%, due 08/15/2015	304,044
629,686	Series 2841 BY, 5.00%, due 08/15/2019	675,072
98,683	Series 3058 WV, 5.50%, due 10/15/2035	102,169
750,000	Series 3290 PD, 5.50%, due 3/15/2035	805,418
		2,302,084
	Federal National Mortgage Association - 8.71%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,158,744
312,727	Pool 545759, 6.50%, due 07/01/2032	339,567
163,209	Pool 725421, 7.00%, due 09/01/2017	179,014
135,072	Pool 754289, 6.00%, due 11/01/2033	145,124
454,356	Pool 882684, 6.00%, due 06/01/2036	483,483
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	323,375
425,348	Series 2007-40-PT, 5.50%, due 05/25/2037	457,430
		3,086,737
	Government National Mortgage Association - 4.95%
152,761	Pool 476998, 6.50%, due 07/15/2029	167,672
223,275	Pool 648337, 5.00%, due 10/15/2020	237,630
326,920	Pool 676516, 6.00%, due 02/15/2038	349,177
986,766	Series 2003-81 PB, 6.00%, due 03/20/2029	1,002,283
		1,756,762
	Total Mortgage-Backed Securities (Cost $6,877,251)	7,145,583

Par Value	MUNICIPAL OBLIGATIONS - 0.45%	Fair Value
$160,000	Atlanta & Fulton County Recreation Authority Revenue, 6.625%, due 12/01/2011 (Cost $160,300)	$160,830

Shares	MONEY MARKET FUND - 6.54%	Fair Value
2,318,170	Fidelity Institutional Money Market Fund Class I, 0.27% (a) (Cost $2,318,170)	$2,318,170

	Total Investments at Value - 99.16% (Cost $33,702,381)	35,161,655

	Other Assets in Excess of Liabilities, Net - 0.84%	297,975

	Net Assets - 100%	$35,459,630

(a)	Rate shown represents the rate at February 28, 2010, is subject to change and resets daily.

(b)
This security is categorized as a level 2 security; for additional information and description of the levels, refer to the table included in Note 1 in the accompanying notes to the schedules of investments.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited)

Shares	COMMON STOCKS - 24.98%	Fair Value
	Chemicals -3.01%
13,700	Ashland, Inc.	$644,996

	Computers - 8.20%
4,200	Apple, Inc. (a)	859,404
3,000	Cognizant Technology Solutions Corp. (a)	144,390
19,500	Western Digital Corp. (a)	753,285
		1,757,079
	Housewares - 0.65%
3,000	Tupperware Brands Corp.	140,190

	Internet - 6.13%
13,000	Netflix, Inc. (a)	858,650
2,000	Priceline.com, Inc. (a)	453,520
		1,312,170
	Retail - 6.99%
24,400	Aeropostale, Inc. (a)	862,784
26,800	Cheesecake Factory, Inc. (a)	633,820
		1,496,604

	Total Common Stocks (Cost $5,253,936)	5,351,039

Shares	EXCHANGE-TRADED FUNDS - 39.45%	Fair Value
48,800	ProShares Ultra Dow 30	$2,106,208
37,700	ProShares Ultra QQQ (a)	2,130,050
73,400	ProShares Ultra Russell 2000	2,097,038
56,500	ProShares Ultra S&P 500	2,119,315
	Total Exchange-Traded Funds (Cost $8,556,595)	8,452,611

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 39.61%	Fair Value
8,486,687	Fidelity Institutional Money Market Fund Class I, 0.27% (b) (Cost $8,486,687)	$8,486,687

	Total Investments at Value - 104.04% (Cost $22,297,218)	22,290,337

	Liabilities in Excess of Other Assets, Net - (4.04)%	(866,715)

	Net Assets - 100%	$21,423,622

(a)	Non-income producing security.

(b)	Rate shown represents the rate at February 28, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited)

Shares	COMMON STOCKS - 99.27%	Fair Value
	Aerospace & Defense - 1.39%
5,565	United Technologies Corp.	$382,037

	Apparel - 2.77%
11,245	NIKE, Inc. - Class B	760,162

	Banks - 3.49%
2,000	Goldman Sachs Group, Inc.	312,700
15,305	JPMorgan Chase & Co.	642,351
		955,051
	Beverages - 2.13%
6,995	Coca-Cola Co.	368,776
3,445	PepsiCo, Inc.	215,209
		583,985
	Biotechnology - 4.17%
2,345	Amgen, Inc. (a)	132,750
5,050	Celgene Corp. (a)	300,576
8,929	Gilead Sciences, Inc. (a)	425,110
3,000	Millipore Corp. (a)	283,230
		1,141,666
	Chemicals - 2.86%
5,935	Air Products & Chemicals, Inc.	407,022
2,320	Monsanto Co.	163,908
3,650	Mosaic	213,124
		784,054
	Coal - 0.45%
2,685	Peabody Energy Corp.	123,429

	Commercial Services - 3.36%
10,800	Visa, Inc. - Class A	921,024

	Computers - 14.40%
6,110	Apple, Inc. (a)	1,250,228
17,490	Cognizant Technology Solutions Corp. - Class A (a)	841,794
4,030	Dell, Inc. (a)	53,317
16,625	Hewlett-Packard Co.	844,384
7,515	International Business Machines Corp.	955,607
		3,945,330

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	COMMON STOCKS - 99.27% (Continued)	Fair Value
	Cosmetics & Personal Care - 4.69%
9,695	Alberto-Culver Co.	$268,745
4,340	Colgate-Palmolive Co.	359,960
10,365	Procter & Gamble Co.	655,897
		1,284,602
	Distribution & Wholesale - 1.24%
3,340	W.W. Grainger, Inc.	339,511

	Diversified Financial Services - 3.73%
750	CME Group, Inc.	226,268
1,730	Intercontinental Exchange, Inc. (a)	185,612
15,935	Jefferies Group, Inc. (a)	397,738
4,200	T Rowe Price Group, Inc.	212,898
		1,022,516
	Electronics - 0.54%
3,540	Amphenol Corp. - Class A	147,441

	Engineering & Construction - 0.98%
6,250	Flour Corp.	267,500

	Entertainment - 0.48%
7,500	International Game Technology	131,625

	Food - 1.76%
8,595	McCormick & Co., Inc.	318,960
5,605	Sysco Corp.	161,985
		480,945
	Gas - 0.52%
2,860	National Fuel Gas Co.	142,256

	Healthcare - Products - 3.18%
2,325	Baxter International, Inc.	132,362
1,894	CR Bard, Inc.	158,679
4,370	Johnson & Johnson	275,310
2,600	Medtronic, Inc.	112,840
3,013	Techne Corp.	192,591
		871,782
	Internet - 5.13%
1,665	Amazon.com, Inc. (a)	197,136
12,300	Ebay, Inc. (a)	283,146
1,755	Google, Inc. - Class A (a)	924,534
		1,404,816

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	COMMON STOCKS - 99.27% (Continued)	Fair Value
	Machinery - Diversified - 2.18%
4,010	Deere & Co.	$229,773
6,615	Roper Industries, Inc.	366,736
		596,509
	Media - 2.13%
8,785	DIRECTV - Class A (a)	297,372
9,120	Walt Disney Co.	284,909
		582,281
	Metal Fabricate & Hardware - 0.57%
1,385	Precision Castparts Corp.	156,159

	Mining - 1.00%
3,650	Freeport-McMoRan Copper & Gold, Inc.	274,334

	Miscellaneous Manufacturing - 3.08%
9,760	Danaher Corp.	721,947
4,075	Harsco Corp.	122,332
		844,279
	Oil & Gas - 3.12%
3,175	Apache Corp.	329,057
2,400	Noble Corp.	101,424
10,000	Southwestern Energy Co.	425,500
		855,981
	Oil & Gas Services - 1.78%
4,490	Cameron International Corp. (a)	184,674
5,400	FMC Technologies, Inc.(a)	303,318
		487,992
	Pharmaceuticals - 7.66%
4,626	Abbott Laboratories	251,099
22,350	Bristol-Myers Squibb Co.	547,798
2,415	Express Scripts, Inc. (a)	231,864
6,200	Medco Health Solutions, Inc.	392,088
3,127	Merck & Co., Inc.	115,324
9,350	Teva Pharmaceutical Industries Ltd. - ADR	561,094
		2,099,267

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	COMMON STOCKS - 99.27% (Continued)	Fair Value
	Retail - 8.40%
1,605	Best Buy Co., Inc.	$58,582
9,450	Lowe's Cos., Inc.	224,059
8,570	McDonald's Corp.	547,195
5,540	Target Corp.	285,421
17,910	Wal-Mart Stores, Inc.	968,394
6,500	Yum! Brands, Inc.	219,180
		2,302,831
	Semiconductors - 1.82%
10,675	Intel Corp.	219,158
10,370	Microchip Technology, Inc.	280,612
		499,770
	Software - 5.94%
8,495	Adobe Systems, Inc.	294,352
19,550	Microsoft Corp.	560,303
31,400	Oracle Corp.	774,010
		1,628,665
	Telecommunications - 4.32%
10,095	American Tower Corp. (a)	430,653
12,980	Cisco Systems, Inc. (a)	315,803
11,905	QUALCOMM, Inc.	436,794
		1,183,250

	Total Common Stocks (Cost $23,317,653)	27,201,050

	Total Investments at Value - 99.27% (Cost $23,317,653)	27,201,050

	Other Assets in Excess of Liabilities, Net - 0.73%	199,823

	Net Assets - 100%	$27,400,873

(a)	Non-income producing security.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited)

Shares	COMMON STOCKS - 91.21%	Fair Value
	Aerospace & Defense - 2.74%
2,300	Boeing Co.	$145,268
1,300	Lockheed Martin Corp.	101,088
		246,356
	Auto Manufacturers - 2.34%
5,957	PACCAR, Inc.	210,580

	Banks - 5.59%
7,400	Bank of America Corp.	123,284
3,900	Bank of New York Mellon Corp.	111,228
5,900	Morgan Stanley	166,262
1,900	Northern Trust Corp.	101,251
		502,025
	Biotechnology - 1.15%
1,800	Genzyme Corp. (a)	102,960

	Chemicals - 3.69%
3,500	Ashland, Inc.	164,780
5,900	Dow Chemical Co.	167,029
		331,809
	Coal - 1.54%
3,000	Peabody Energy Corp.	137,910

	Commercial Services - 1.19%
7,500	Total System Services, Inc.	106,800

	Computers - 1.18%
2,200	Cognizant Technology Solutions Corp. - Class A (a)	105,886

	Diversified Financial Services - 2.61%
436	CME Group, Inc.	131,537
3,900	NYSE Euronext	102,882
		234,419
	Electric - 1.08%
2,500	FirstEnergy Corp.	96,625

	Hand & Machine Tools - 1.22%
2,600	Snap-On, Inc.	109,772

	Healthcare - Products - 1.06%
1,800	Stryker Corp.	95,580

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	COMMON STOCKS - 91.21% (Continued)	Fair Value
	Healthcare - Services - 6.53%
8,167	UnitedHealth Group, Inc.	$276,535
5,016	WellPoint, Inc. (a)	310,340
		586,875
	Housewares - 1.33%
8,700	Newell Rubbermaid, Inc.	119,625

	Insurance - 2.87%
2,800	Aflac, Inc.	138,460
3,900	Assurant, Inc.	119,028
		257,488
	Iron & Steel - 3.18%
2,900	Allegheny Technologies, Inc.	126,614
3,000	United States Steel Corp.	158,820
		285,434
	Machinery - Construction - 1.71%
2,700	Caterpillar, Inc.	154,035

	Machinery - Diversified - 3.36%
2,800	Cummins, Inc.	158,984
2,500	Deere & Co.	143,250
		302,234
	Mining - 4.64%
9,400	Alcoa, Inc.	125,020
2,000	Freeport-McMoRan Copper & Gold, Inc.	150,320
12,000	Titanium Metals Corp.	141,480
		416,820
	Miscellaneous Manufacturing - 2.60%
7,300	General Electric Co.	117,238
2,900	Honeywell International, Inc.	116,464
		233,702
	Oil & Gas - 10.75%
4,900	Chesapeake Energy Corp.	130,193
2,200	ConocoPhillips	105,600
6,000	Denbury Resources, Inc. (a)	84,480
1,600	Devon Energy Corp.	110,176
1,900	Hess Corp.	111,720
3,100	Noble Corp.	131,006
5,200	Rowan Cos., Inc.	135,304
6,500	Tesoro Corp.	77,480
1,000	Transocean Ltd.	79,820
		965,779

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	COMMON STOCKS - 91.21% (Continued)	Fair Value
	Oil & Gas Services - 5.42%
2,500	Baker Hughes, Inc.	$119,800
3,500	Halliburton Co.	105,525
1,800	Schlumberger Ltd.	109,980
3,700	Smith International, Inc.	151,663
		486,968
	Packaging & Containers - 1.21%
3,700	Bemis Co., Inc.	108,299

	Pharmaceuticals - 5.01%
5,400	Bristol-Myers Squibb Co.	132,354
2,191	Merck & Co., Inc.	80,804
13,500	Pfizer, Inc.	236,925
		450,083
	Retail - 6.24%
2,000	Kohl's Corp. (a)	107,640
6,000	Starbucks Corp. (a)	137,460
6,121	Target Corp.	315,354
		560,454
	Semiconductors - 5.93%
22,477	Applied Materials, Inc.	275,118
5,300	Intel Corp.	108,809
4,000	MEMC Electronic Materials, Inc. (a)	48,440
4,100	Texas Instruments, Inc.	99,958
		532,325
	Telecommunications - 2.25%
4,000	AT&T, Inc.	99,240
2,800	QUALCOMM, Inc.	102,732
		201,972
	Transportation - 2.79%
3,000	CSX Corp.	142,380
2,100	Norfolk Southern Corp.	108,003
		250,383

	Total Common Stocks (Cost $7,547,761)	8,193,198

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 8.64%	Fair Value
776,246	Fidelity Institutional Money Market Fund Class I, 0.27% (b) (Cost $776,246)	$776,246

	Total Investments at Value - 99.85% (Cost $8,324,007)	8,969,444

	Other Assets in Excess of Liabilities, Net - 0.15%	13,336

	Net Assets - 100%	$8,982,780

(a)	Non-income producing security.

(b)	Rate shown represents the rate at February 28, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited)

Shares	COMMON STOCKS - 98.08%	Fair Value
	Aerospace & Defense - 5.43%
8,000	Goodrich Corp.	$525,040
5,600	Triumph Group, Inc.	293,104
		818,144
	Chemicals - 7.25%
10,000	Eastman Chemical Co.	595,500
14,750	E.I. du Pont de Nemours & Co.	497,370
		1,092,870
	Commercial Services - 1.70%
13,000	SAIC, Inc. (a)	256,100

	Diversified Financial Services - 1.54%
9,000	Legg Mason, Inc.	232,650

	Electric - 4.37%
25,550	Duke Energy Corp.	417,743
11,000	NRG Energy, Inc. (a)	240,240
		657,983
	Engineering & Construction- 1.84%
8,000	Shaw Group, Inc. (a)	277,600

	Insurance - 3.45%
9,000	Aspen Insurance Holdings Ltd.	254,340
15,000	Montpelier Re Holdings Ltd.	266,100
		520,440
	Mining - 11.46%
22,000	Alcoa, Inc.	292,600
14,000	Barrick Gold Corp.	527,240
14,000	Newmont Mining Corp.	689,920
5,000	Vulcan Materials Co.	217,050
		1,726,810
	Miscellaneous Manufacturing - 5.04%
57,000	Eastman Kodak Co.	338,580
25,000	Trinity Industries, Inc.	420,750
		759,330
	Oil & Gas - 7.05%
16,000	Marathon Oil Corp.	463,200
7,494	Transocean Ltd.	598,171
		1,061,371

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.08% (Continued)	Fair Value
	Oil & Gas Services - 4.00%
20,000	Halliburton Co.	$603,000

	Packaging & Containers - 1.85%
9,400	Sonoco Products Co.	278,052

	Pharmaceuticals - 9.07%
10,000	Bristol-Myers Squibb Co.	245,100
16,147	Merck & Co., Inc.	595,501
30,000	Pfizer, Inc.	526,500
		1,367,101
	Retail - 8.03%
34,000	Gap, Inc.	731,000
5,000	Sears Holdings Corp.	478,350
		1,209,350
	Semiconductors - 3.70%
17,000	Applied Materials, Inc.	208,080
17,000	Intel Corp.	349,010
		557,090
	Software - 3.42%
18,000	Microsoft Corp.	515,880

	Telecommunications - 11.59%
48,000	3Com Corp. (a)	366,240
20,000	AT & T, Inc.	496,200
70,000	Adaptec, Inc.	215,600
226	Fairpoint Communications, Inc. (a)	6
9,700	Rogers Communications, Inc. - Class B (a)	320,391
12,000	Verizon Communications, Inc.	347,160
		1,745,597
	Transportation - 7.29%
10,000	CSX Corp.	474,600
14,000	Tidewater, Inc.	623,980
		1,098,580

	Total Common Stocks (Cost $12,300,703)	14,777,948

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2010 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 1.74%	Fair Value
262,026	Fidelity Institutional Money Market Fund Class I, 0.27% (b) (Cost $262,026)	$262,026

	Total Investments at Value - 99.82% (Cost $12,562,729)	15,039,974

	Other Assets in Excess of Liabilities, Net - 0.18%	27,176

	Net Assets - 100%	$15,067,150

(a)	Non-income producing security.

(b)	Rate shown represents the rate at February 28, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2010 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
ASSETS
Investment securities
At cost	$33,702,381	$22,297,218	$23,317,653
At fair value (Note 2)	$35,161,655	$22,290,337	$27,201,050
Receivables:
Dividends and interest	326,893	2,150	32,024
Capital shares sold	—	—	6,645
Investment securities sold	—	—	979,722
Other assets	2,068	2,425	2,648
Total assets	35,490,616	22,294,912	28,222,089

LIABILITIES
Payables:
Capital shares redeemed	—	—	161
Distributions	2,413	—	—
Distribution Fees	4	4	4
Due to Custodian	—	—	5,354
Investment securities purchased	—	848,098	789,138
Due to Adviser (Note 3)	27,036	22,045	25,303
Accrued compliance service fees (Note 3)	1,533	1,143	1,256
Total liabilities	30,986	871,290	821,216

NET ASSETS	$35,459,630	$21,423,622	$27,400,873

NET ASSETS CONSIST OF:
Paid-in capital	$35,367,553	$19,324,758	$38,466,579
Accumulated net realized gain (loss) on investments	(1,372,020)	2,226,950	(14,943,075)
Accumulated undistributed net investment income (loss)	4,823	(121,205)	(6,028)
Net unrealized appreciation (depreciation) on investments	1,459,274	(6,881)	3,883,397
NET ASSETS	$35,459,630	$21,423,622	$27,400,873

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2010 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
CLASS I SHARES:
Net Assets	$35,457,608	$21,421,680	$27,398,820
Shares of beneficial interest outstanding (1)	3,411,282	1,884,933	3,669,379
Net Asset Value, offering and redemption price per share	$10.39	$11.36	$7.47

CLASS A SHARES:
Net Assets	$1,012	$972	$1,028
Shares of beneficial interest outstanding (1)	97	86	138
Net Asset Value and redemption price per share (2)	$10.39	$11.35	$7.46
Maximum offering price per share Class A (3)	$10.71	$11.95	$7.85

CLASS C SHARES:
Net Assets	$1,010	$970	$1,025
Shares of beneficial interest outstanding (1)	97	86	138
Net Asset Value and offering price per share (2)	$10.39	$11.33	$7.44
Minimum redemption price per share (4)	$10.29	$11.22	$7.37

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

(2)	NAV does not recompute due to rounding.

(3)	A maximum sales charge of 3.00%, 5.00%, and 5.00% is imposed on Class A shares of the Fixed Income Fund, Informed Investor Growth Fund, and Quality Growth Fund, respectively.

(4)	Class C shares purchased, that are redeemed within one year will be assessed a 1.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2010 (Unaudited)

	Select Value Fund	Value Fund
ASSETS
Investment securities
At cost	$8,324,007	$12,562,729
At fair value (Note 2)	$8,969,444	$15,039,974
Receivables:
Dividends and interest	19,518	39,250
Other assets	2,577	2,547
Total assets	8,991,539	15,081,771

LIABILITIES
Payables:
Distribution Fees	4	4
Due to Adviser (Note 3)	8,095	13,763
Accrued compliance service fees (Note 3)	660	854
Total liabilities	8,759	14,621

NET ASSETS	$8,982,780	$15,067,150

NET ASSETS CONSIST OF:
Paid-in capital	$12,205,503	$12,765,556
Accumulated net realized loss on investments	(3,875,877)	(205,393)
Accumulated undistributed net investment income	7,717	29,742
Net unrealized appreciation on investments	645,437	2,477,245
NET ASSETS	$8,982,780	$15,067,150

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2010 (Unaudited)

	Select Value Fund	Value Fund
CLASS I SHARES:
Net Assets	$8,980,680	$15,065,092
Shares of beneficial interest outstanding (1)	982,816	1,082,101
Net Asset Value, offering and redemption price per share	$9.14	$13.92

CLASS A SHARES:
Net Assets	$1,051	$1,030
Shares of beneficial interest outstanding (1)	115	74
Net Asset Value and redemption price per share (2)	$9.12	$13.91
Maximum offering price per share Class A (3)	$9.60	$14.64

CLASS C SHARES:
Net Assets	$1,049	$1,028
Shares of beneficial interest outstanding (1)	115	74
Net Asset Value and offering price per share (2)	$9.10	$13.89
Minimum redemption price per share (4)	$9.01	$13.75

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

(2)	NAV does not recompute due to rounding.

(3)	A maximum sales charge of 5.00% is imposed on Class A shares.

(4)	Class C shares purchased, that are redeemed within one year will be assessed a 1.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Period Ended February 28, 2010 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
INVESTMENT INCOME

Income:
Interest	$756,091	$5,951	$338
Dividends	—	56,581	93,950
Foreign withholding tax	—	—	(192)

Total Investment Income	756,091	62,532	94,096

Expenses:
Investment advisory fees (Note 3)	164,535	172,922	89,241
Distribution (12b-1) fees - Class A (Note 3)	1	1	1
Distribution (12b-1) fees - Class C (Note 3)	3	3	3
Compliance service fees (Note 3)	9,076	8,114	5,374
Trustees' fees	2,621	2,590	2,486
ICI membership fees	700	107	380

Total expenses	176,936	183,737	97,485

Net investment income (loss)	579,155	(121,205)	(3,389)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	36,537	3,747,820	680,421
Net change in unrealized appreciation (depreciation) on investments	125,720	(2,313,146)	479,423

Net realized and unrealized gain on investments	162,257	1,434,674	1,159,844

Net increase in net assets resulting from operations	$741,412	$1,313,469	$1,156,455

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Period Ended February 28, 2010 (Unaudited)

	Select Value Fund	Value Fund
INVESTMENT INCOME

Income:
Interest	$1,018	$1,145
Dividends	66,061	159,147
Foreign withholding tax	—	(945)

Total Investment Income	67,079	159,347

Expenses:
Investment advisory fees (Note 3)	52,396	89,363
Distribution (12b-1) fees - Class A (Note 3)	1	1
Distribution (12b-1) fees - Class C (Note 3)	3	3
Compliance service fees (Note 3)	4,168	5,359
Trustees' fees	2,467	2,504
ICI membership fees	327	488

Total expenses	59,362	97,718

Net investment income	7,717	61,629

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	115,818	1,224,269
Net change in unrealized appreciation on investments	716,859	534,250

Net realized and unrealized gain (loss) on investments	832,677	1,758,519

Net increase in net assets resulting from operations	$840,394	$1,820,148

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$579,155	$1,219,154
Net realized gain (loss) on investment transactions	36,537	(293,506)
Net change in unrealized appreciation on investments	125,720	1,237,910
Net increase in net assets resulting from operations	$741,412	$2,163,558

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(574,316)	(1,219,154)
From net investment income - Class A	(9)	—
From net investment income - Class C	(7)	—
Net decrease in net assets from distributions to shareholders	(574,332)	(1,219,154)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	3,167,344	(1,140,619)

Total increase (decrease) in net assets	3,334,424	(196,215)

NET ASSETS
Beginning of period	32,125,206	32,321,421
End of period	$35,459,630	$32,125,206
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$4,823	$—

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(121,205)	$(104,962)
Net realized gain on investment transactions	3,747,820	4,576,804
Net change in unrealized appreciation (depreciation) on investments	(2,313,146)	2,261,415
Net increase in net assets resulting from operations	$1,313,469	$6,733,257

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(4,671,900)	—
From net realized capital gains - Class A	(155)	—
From net realized capital gains - Class C	(155)	—
Net decrease in net assets from distributions to shareholders	(4,672,210)	—

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	(2,897,793)	11,769,699

Total increase (decrease) in net assets	(6,256,534)	18,502,956

NET ASSETS
Beginning of period	27,680,156	9,177,200
End of period	$21,423,622	$27,680,156
ACCUMULATED NET INVESTMENT LOSS	$(121,205)	$—

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,389)	$31,724
Net realized gain (loss) on investment transactions	680,421	(1,860,081)
Net change in unrealized appreciation (depreciation) on investments	479,423	(935,884)
Net increase (decrease) in net assets resulting from operations	$1,156,455	$(2,764,241)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(19,997)	(14,366)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions	(789,772)	(228,192)

FROM MERGERS
From merging of the Monteagle Large Cap Growth Fund (Note 8)	15,858,231	—

Total increase (decrease) in net assets	16,204,917	(3,006,799)

NET ASSETS
Beginning of period	11,195,956	14,202,755
End of period	$27,400,873	$11,195,956
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(6,028)	$17,358

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,717	$73,655
Net realized gain (loss) on investment transactions	115,818	(3,783,452)
Net change in unrealized appreciation on investments	716,859	511,210
Net increase (decrease) in net assets resulting from operations	$840,394	$(3,198,587)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(7,004)	(95,261)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	(162,670)	103,974

Total increase (decrease) in net assets	670,720	(3,189,874)

NET ASSETS
Beginning of period	8,312,060	11,501,934
End of period	$8,982,780	$8,312,060
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$7,717	$7,004

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$61,629	$146,231
Net realized gain (loss) on investment transactions	1,224,269	(773,972)
Net change in unrealized appreciation (depreciation) on investments	534,250	(4,410,696)
Net increase (decrease) in net assets resulting from operations	$1,820,148	$(5,038,437)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(75,698)	(124,619)
From net investment income - Class A	(1)	—
From net investment income - Class C	— (a)	—
Decrease in net assets from distributions to shareholders	(75,699)	(124,619)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions	(322,798)	(608,832)

Total increase (decrease) in net assets	1,421,651	(5,771,888)

NET ASSETS
Beginning of period	13,645,499	19,417,387
End of period	$15,067,150	$13,645,499
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$29,742	$43,812

(a)	Distribution of net investment income resulted in less than $1 per share.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 28, 2010(Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$10.34		$10.05	$9.96	$9.91	$10.38	$10.77
Income from investment operations:
Net investment income	0.17		0.38	0.40	0.40	0.38 (a)	0.38
Net realized and unrealized gain (loss) on investments	0.05		0.29	0.09	0.05	(0.31)	(0.20)
Total from investment operations	0.22		0.67	0.49	0.45	0.07	0.18
Less distributions:
From net investment income	(0.17)		(0.38)	(0.40)	(0.40)	(0.38)	(0.38)
From net realized gains on investments	—		—	—	—	(0.16)	(0.19)
Total distributions	(0.17)		(0.38)	(0.40)	(0.40)	(0.54)	(0.57)
Net asset value, end of period	$10.39		$10.34	$10.05	$9.96	$9.91	$10.38
Total Return(b)	2.18	%(c)	6.80%	4.94%	4.68%	0.78%	1.72%
Net assets, end of period (000's omitted)	$35,458		$32,125	$32,321	$32,873	$42,447	$24,087
Ratio of expenses to average net assets:
After reimbursement/waiver of fees	1.04	%(d)	1.04%	1.01%	1.00%	1.00%	1.17%
Before reimbursement/waiver of fees	1.04	%(d)	1.04%	1.01%	1.00%	1.13%	1.17%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	3.40	%(d)	3.74%	3.93%	4.12%	3.75%	3.63%
Portfolio turnover rate	31	%(c)	39%	55%	19%	17%	58%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not Annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$10.36
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.10

Less distributions:
From net investment income	(0.07)

Net asset value, end of period	$10.39

Total Return(b)	0.99	%(c)

Net assets, end of period (000's omitted)	$1

Ratio of expenses to average net assets:	1.30	%(d)

Ratio of net investment income to average net assets:	3.15	%(d)

Portfolio turnover rate	31	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not Annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$10.36
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.08

Less distributions:
From net investment income	(0.05)

Net asset value, end of period	$10.39

Total Return(b)	0.81	%(c)

Net assets, end of period (000's omitted)	$1

Ratio of expenses to average net assets:	2.05	%(d)

Ratio of net investment income to average net assets:	2.40	%(d)

Portfolio turnover rate	31	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not Annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008(a)
Net asset value, beginning of period	$12.89		$8.82	$10.00
Income from investment operations:
Net investment loss(f)	(0.02)		(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.62		4.12	(1.16)
Total from investment operations	0.60		4.07	(1.18)

Distributions to shareholders from:
Net realized capital gain	(2.13)		—	—

Net asset value, end of period	$11.36		$12.89	$8.82

Total Return(b)	3.59	%(c)	46.15%	(11.80	%)(c)

Net assets, end of period (000's omitted)	$21,422		$27,680	$9,177

Ratio of operating expenses to average net assets:(e)	1.26	%(d)	1.27%	1.27	%(d)

Ratio of net investment loss to average net assets:(f)	(0.83	%)(d)	(0.77%)	(0.60	%)(d)

Portfolio turnover rate	807	%(c)	1592%	157	%(c)

(a)	Represents the period from the initial public offering (April 3, 2008) through August 31, 2008.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$13.73
Loss from investment operations:
Net investment loss(f)	(0.05)
Net realized and unrealized loss on investments	(0.20)
Total from investment operations	(0.25)

Distributions to shareholders from:
Net realized capital gain	(2.13)

Net asset value, end of period	$11.35

Total Return(b)	(2.83	%)(c)

Net assets, end of period (000's omitted)	$1

Ratio of operating expenses to average net assets:(e)	1.53	%(d)

Ratio of net investment loss to average net assets:(f)	(1.08	%)(d)

Portfolio turnover rate	807	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$13.73
Loss from investment operations:
Net investment loss(f)	(0.08)
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	(0.27)

Distributions to shareholders from:
Net realized capital gain	(2.13)

Net asset value, end of period	$11.33

Total Return(b)	(2.99	%)(c)

Net assets, end of period (000's omitted)	$1

Ratio of operating expenses to average net assets:(e)	2.29	%(d)

Ratio of net investment loss to average net assets:(f)	(1.83	%)(d)

Portfolio turnover rate	807	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Eight Months Ended August 31, 2006(a)		Year Ended December 31, 2005		Year Ended December 31, 2004
Net asset value, beginning of period	$6.85		$8.46	$8.84	$7.75	$7.90		$7.69		$7.40
Income from investment operations:
Net investment income (loss)	—	(c)	0.02	— (c)	(0.01)	—	(b)(c)	—	(b)(c)	0.01 (b)
Net realized and unrealized gain (loss) on investments	0.63		(1.62)	(0.38)	1.10	(0.15)		0.21		0.29
Total from investment operations	0.63		(1.60)	(0.38)	1.09	(0.15)		0.21		0.30
Less distributions:
From net investment income	(0.01)		(0.01)	—	—	—		—	(d)	(0.01)
Net asset value, end of period	$7.47		$6.85	$8.46	$8.84	$7.75		$7.90		$7.69
Total Return(e)	9.24	%(f)	(18.92%)	(4.30%)	14.06%	(1.90	%)(f)	2.77%		4.11%
Net assets, end of period (000’s omitted)	$27,399		$11,196	$14,203	$14,871	$19,070		$19,278		$15,841
Ratio of expenses to average net assets:
After reimbursement/waiver of fees	1.29	%(g)	1.32%	1.25%	1.23%	1.26	%(g)	1.26%		1.25%
Before reimbursement/waiver of fees	1.29	%(g)	1.32%	1.25%	1.23%	1.48	%(g)	1.54%		1.69%
Ratio of net investment income (loss) to average net assets:
After reimbursement/waiver of fees	(0.04	%)(g)	0.31%	(0.05%)	(0.08%)	(0.08	%)(g)	(0.04%)		0.19%
Portfolio turnover rate	60	%(f)	39%	26%	72%	63	%(f)	92%		94%

(a)	Fund changed fiscal year end to August 31st.

(b)	Net investment income (loss) per share is based on average shares outstanding during the period.

(c)	Net investment loss per share resulted in less than $0.01 per share.

(d)	Distribution per share was $(0.0032).

(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not Annualized.

(g)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$7.26
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.20

Net asset value, end of period	$7.46

Total Return(b)	2.75	%(c)

Net assets, end of period (000's omitted)	$1

Ratio of expenses to average net assets:	1.56	%(d)

Ratio of net investment loss to average net assets:	(0.29	%)(d)

Portfolio turnover rate	60	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$7.26
Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.18

Net asset value, end of period	$7.44

Total Return(b)	2.48	%(c)

Net assets, end of period (000's omitted)	$1

Ratio of expenses to average net assets:	2.31	%(d)

Ratio of net investment loss to average net assets:	(1.04	%)(d)

Portfolio turnover rate	60	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Eight Months Ended August 31, 2006(a)		Year Ended December 31, 2005	Year Ended December 31, 2004
Net asset value, beginning of period	$8.30		$11.63	$15.67	$14.02	$13.48		$13.51	$11.84
Income from investment operations:
Net investment income	0.01		0.07	0.13	0.13	0.12	(b)	0.11 (b)	0.12 (b)
Net realized and unrealized gain (loss) on investments	0.84		(3.30)	(2.11)	1.98	0.50		0.08	1.67
Total from investment operations	0.85		(3.23)	(1.98)	2.11	0.62		0.19	1.79
Less distributions:
From net investment income	(0.01)		(0.10)	(0.12)	(0.15)	(0.08)		(0.11)	(0.12)
From net realized gains on investments	—		—	(1.94)	(0.31)	—		(0.11)	—
Total distributions	(0.01)		(0.10)	(2.06)	(0.46)	(0.08)		(0.22)	(0.12)
Net asset value, end of period	$9.14		$8.30	$11.63	$15.67	$14.02		$13.48	$13.51
Total Return(c)	10.21	%(d)	(27.76%)	(14.01%)	15.21%	4.60	%(d)	1.45%	15.18%
Net assets, end of period (000’s omitted)	$8,981		$8,312	$11,502	$13,628	$16,065		$16,120	$7,763
Ratio of expenses to average net assets:
After reimbursement/ waiver of fees	1.36	%(e)	1.33%	1.26%	1.22%	1.26	%(e)	1.26%	1.17%
Before reimbursement/ waiver of fees	1.36	%(e)	1.33%	1.26%	1.22%	1.49	%(e)	1.66%	1.78%
Ratio of net investment income to average net assets:
After reimbursement/ waiver of fees	0.18	%(e)	0.96%	1.00%	0.82%	1.25	%(e)	0.93%	0.98%
Portfolio turnover rate	47	%(d)	108%	71%	88%	31	%(d)	71%	69%

(a)	Fund changed fiscal year end to August 31st.

(b)	Net investment income (loss) per share is based on average shares outstanding during the period.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$8.68
Income (loss) from investment operations:
Net investment loss	—	(b)
Net realized and unrealized gain on investments	0.44
Total from investment operations	0.44

Net asset value, end of period	$9.12

Total Return(b)	5.07	%(d)

Net assets, end of period (000's omitted)	$1

Ratio of expenses to average net assets:	1.67	%(e)

Ratio of net investment loss to average net assets:	(0.07	%)(e)

Portfolio turnover rate	47	%(d)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)	Net investment loss per share resulted in less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	For the Period Ended February 28, 2010(a)(Unaudited)
Net asset value, beginning of period	$8.68
Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.44
Total from investment operations	0.42

Net asset value, end of period	$9.10

Total Return(b)	4.84	%(c)

Net assets, end of period (000's omitted)	$1

Ratio of expenses to average net assets:	2.42	%(d)

Ratio of net investment loss to average net assets:	(0.82	%)(d)

Portfolio turnover rate	47	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class I Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$12.34		$16.67	$19.44	$16.55	$15.43	$12.16
Income (loss) from investment operations:
Net investment income	0.06		0.13	0.07	0.20	0.19 (a)	0.15
Net realized and unrealized gain (loss) on investments	1.59		(4.35)	(0.97)	2.98	1.07	3.16
Total from investment operations	1.65		(4.22)	(0.90)	3.18	1.26	3.31
Less distributions:
From net investment income	(0.07)		(0.11)	(0.11)	(0.29)	(0.14)	(0.04)
From net realized gains on investments	—		—	(1.76)	—	—	—
Total distributions	(0.07)		(0.11)	(1.87)	(0.29)	(0.14)	(0.04)
Net asset value, end of period	$13.92		$12.34	$16.67	$19.44	$16.55	$15.43
Total Return(b)	13.38	%(c)	(25.19%)	(5.14%)	19.40%	8.25%	27.30%
Net assets, end of period (000's omitted)	$15,065		$13,645	$19,417	$23,094	$20,893	$20,123
Ratio of operating expenses to average net assets:
After reimbursement/waiver of fees	1.31	%(d)	1.31%	1.25%	1.22%	1.23%	1.37%
Before reimbursement/waiver of fees	1.31	%(d)	1.31%	1.25%	1.22%	1.35%	1.37%
Ratio of net investment income to average net assets:
After reimbursement/waiver of fees	0.83	%(d)	1.17%	0.40%	1.07%	1.14%	1.07%
Portfolio turnover rate	24	%(c)	6%	0%	31%	28%	25%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not Annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class A Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$13.52
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.38
Total from investment operations	0.41

Less distributions:
From net investment income	(0.02)

Net asset value, end of period	$13.91

Total Return(b)	3.01	%(c)

Net assets, end of period (000's omitted)	$1

Ratio of operating expenses to average net assets:	1.59	%(d)

Ratio of net investment income to average net assets:	0.58	%(d)

Portfolio turnover rate	24	%(c)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period
Class C Shares	For the Period Ended February 28, 2010(a) (Unaudited)
Net asset value, beginning of period	$13.52
Income (loss) from investment operations:
Net investment loss	—	(b)
Net realized and unrealized gain on investments	0.37
Total from investment operations	0.37

Net asset value, end of period	$13.89

Total Return(c)	2.76	%(d)

Net assets, end of period (000's omitted)	$1

Ratio of operating expenses to average net assets:	2.34	%(e)

Ratio of net investment income to average net assets:	(0.17	%)(e)

Portfolio turnover rate	24	%(d)

(a)	Represents the period from the initial public offering (November 6, 2009) through February 28, 2010.

(b)	Net investment loss per share resulted in less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund Distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS — February 28, 2010 (Unaudited)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund
Monteagle Informed Investor Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund
Monteagle Value Fund

Each Fund is a diversified series of Monteagle Funds. The principal investment objective of Monteagle Fixed Income Fund (“Fixed Income Fund”) is total return. The principal investment objective of each of Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), and Monteagle Value Fund (“Value Fund”) (collectively the “Equity Funds”) is long-term capital appreciation.

The Funds each offer three classes of shares, Class I, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of accepted Wall Street in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2010:

Fixed Income Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$11,653,470	$11,653,470
Corporate Bonds	11,051,219	2,832,383	13,883,602
Mortgage-Backed Securities	—	7,145,583	7,145,583
Municipal Obligations	—	160,830	160,830
Money Market Funds	2,318,170	—	2,318,170
Totals	$13,369,389	$21,792,266	$35,161,655

Informed Investor Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$5,351,039	$—	$5,351,039
Exchange-Traded Funds	8,452,611	—	8,452,611
Money Market Funds	8,486,687	—	8,486,687
Totals	$22,290,337	$—	$22,290,337

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quality Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$27,201,050	$—	$27,201,050
Money Market Funds	—	—	—
Totals	$27,201,050	$—	$27,201,050

Select Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$8,193,198	$—	$8,193,198
Money Market Funds	776,246	—	776,246
Totals	$8,969,444	$—	$8,969,444

Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$14,777,948	$—	$14,777,948
Money Market Funds	262,026	—	262,026
Totals	$15,039,974	$—	$15,039,974

(a)
As of and during the period ended February 28, 2010, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, and Value Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six month period ended February 28, 2010 and the year ended August 31, 2009 was as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2010	2009	2010	2009
Fixed Income Fund	$574,332	$1,219,154	$—	$—
Informed Investor Growth Fund	4,672,210	—	—	—
Quality Growth Fund	19,997	14,366	—	—
Select Value Fund	7,004	95,261	—	—
Value Fund	75,699	124,619	—	—

Estimates — These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple Class Allocations — Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Redemption Fees and Sales Charges (Loads) — A maximum sales charge of 5.00% is imposed on Class A shares of the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund. A maximum sales charge of 3.00% is imposed on Class A shares of the Fixed Income Fund. A redemption fee of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such redemption fees, which are not an expense of the Funds. For the six month period ended February 28, 2010, there no redemption fees were paid to the Funds.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund
Up to and including $25 millon	0.965%	1.200%	1.200%	1.200%	1.200%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses.

For the six month period ended February 28, 2010, the amounts earned by and payable to the Adviser were as follows:

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2010
Fixed Income Fund	$164,535	$27,036
Informed Investor Growth Fund	172,922	22,045
Quality Growth Fund	89,421	25,303
Select Value Fund	52,396	8,095
Value Fund	89,363	13,763

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.65% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Davis Hamilton Jackson & Associates (“DHJA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay DHJA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

An officer of Parkway and an officer of Nashville Capital are also officers of the Trust; one of them is also an interested Trustee.

Mutual Fund Services Agreement

Pursuant to a Mutual Fund Services Agreement between the Trust and Matrix Fund Services (“Matrix”) Matrix provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Matrix receives the greater of an annual base fee of $30,000 per Fund or 0.075% of the Trust’s Equity Funds’ aggregate average daily net assets to $400 million with lower fees at higher asset levels and 0.04% of the Trust’s Fixed Income Fund aggregate average net assets to $400 million with lower fees at higher assets levels. The fees payable to Matrix are paid by the Adviser (not the Funds). Officers of Matrix are also officers of the Trust.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Distribution Agreement

Pursuant to the terms of a Distribution Agreement with the Trust, Matrix Capital Group (the “Distributor”) serves as the Funds’ principal underwriter. Matrix Capital Group does not receive compensation for such services.

Distribution and Service (12b-1) Plan

The Trust has adopted a plan applicable to each Fund that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.25% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets. During the six month period ended February 28, 2010, there were no distribution fees paid by the Funds.

Fund	Distribution (12b-1) Fees Earned	Distribution (12b-1) Fees Payable as of February 28, 2010
Fixed Income Fund	$4	$4
Informed Investor Growth Fund	4	4
Quality Growth Fund	4	4
Select Value Fund	4	4
Value Fund	4	4

Compliance Services

An employee of Nashville Capital serves as the CCO of the Trust. The Funds pay $75,000 annually to Nashville for providing CCO services. Each Fund pays $5,000 with the remaining $50,000 allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the six month period ended February 28, 2010, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$11,564,359	$10,029,776
Informed Investor Growth Fund	194,379,279	212,681,657
Quality Growth Fund	9,582,244	10,411,388
Select Value Fund	3,799,519	6,225,541
Value Fund	3,743,006	3,371,484

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The tax character of distributable earnings (deficit) at August 31, 2009 was as follows:

Fund	Unrealized Appreciation(Depreciation)	Undistributed Ordinary Income	Capital Loss Carryforward	Post-October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$1,333,554	$6,739	$(1,335,475)	$(79,821)	$(75,003)
Informed Investor Growth Fund	2,075,674	3,381,931	—	—	5,457,605
Quality Growth Fund	92,676	17,358	(2,947,382)	(1,540,430)	(4,377,778)
Select Value Fund	(79,464)	7,029	(177,384)	(3,806,294)	(4,056,113)
Value Fund	1,942,995	43,812	(655,690)	(773,972)	557,145

As of August 31, 2009, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryforwards Expiring									Post-October Losses
Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total	Deferred	Utilized
Fixed Income Fund	100,359	—	698,715	86,568	—	168,181	61,228	220,424	1,335,475	79,821	—
Informed Investor Growth Fund	—	—	—	—	—	—	—	—	—	—	1,282,654
Quality Growth Fund	1,658,403	471,453	296,216	—	—	—	63,079	458,231	2,947,382	1,540,430	217,829
Select Value Fund	—	—	—	—	—	—	—	177,384	177,384	3,806,294	208,268
Value Fund	—	—	—	—	—	—	—	655,690	655,690	773,972	655,690

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds have elected to defer net capital losses as indicated in the chart above.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2010:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$33,702,381	$1,530,703	$(71,429)	$1,459,274
Informed Investor Growth Fund	22,324,457	190,919	(225,039)	(34,120)
Quality Growth Fund	23,346,570	4,399,055	(544,575)	3,854,480
Select Value Fund	8,324,007	1,277,809	(632,372)	645,437
Value Fund	12,562,729	3,453,062	(975,817)	2,477,245

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investors Growth Fund and Quality Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2007, 2008 and 2009 and during the six month period ended February 28, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended February 28, 2010, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2007.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2010, the following shareholders held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund:

Fund	Shareholder	Percent Owned as of February 28, 2010
Fixed Income Fund	Farmers and Merchant Corp.	70%
	Hubco Regions Financial Corp.	29%
Informed Investor Growth Fund	Farmers and Merchant Corp.	59%
	Louis S. and Alexandra F. Wells	30%
Quality Growth Fund	Farmers and Merchant Corp.	56%
Select Value Fund	Hubco Regions Financial Corp.	88%
Value Fund	Farmers and Merchant Corp.	92%

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
				Ending
	Sold	Redeemed	Reinvested	Shares
For the Six Months ended:
February 28, 2010
Class I
Shares	458,198	(205,413)	52,054	3,411,282
Value	$4,757,111	$(2,132,105)	$540,322
Class A
Shares	96	—	1	97
Value	$1,000	$—	$9
Class C
Shares	96	—	1	97
Value	$1,000	$—	$7

For the Fiscal Year ended:
August 31, 2009
Class I
Shares	56,103	(279,424)	112,680	3,106,443
Value	$571,086	$(2,850,392)	$1,138,687

	Informed Investor Growth Fund
				Ending
	Sold	Redeemed	Reinvested	Shares
For the Six Months ended:
February 28, 2010
Class I
Shares	480,545	(960,591)	217,488	1,884,933
Value	$6,308,154	$(11,848,562)	$2,640,305
Class A
Shares	73	—	13	86
Value	$1,000	$—	$155
Class C
Shares	73	—	13	86
Value	$1,000	$—	$155

For the Fiscal Year ended:
August 31, 2009
Class I
Shares	1,469,914	(362,849)	—	2,147,491
Value	$14,986,806	$(3,217,107)	$—

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quality Growth Fund
				Ending
	Sold	Redeemed	Reinvested	Shares
For the Six Months ended:
February 28, 2010
Class I
Shares	77,977	(186,118)	2,417	3,669,379	(a)
Value	$572,092	$(1,380,901)	$17,037
Class A
Shares	142	(4)	—	138	(a)
Value	$1,031	$(31)	$—
Class C
Shares	138	—	—	138	(a)
Value	$1,000	$—	$—

For the Fiscal Year ended:
August 31, 2009
Class I
Shares	183,431	(229,444)	1,920	1,634,974
Value	$1,115,591	$(1,355,993)	$12,210

(a)	The Fund received 2,140,129 shares and $15,858,231 in connection with the merger of the Monteagle Large Cap Growth Fund (Note 8).

	Select Value Fund
				Ending
	Sold	Redeemed	Reinvested	Shares
For the Six Months ended:
February 28, 2010
Class I
Shares	3,444	(23,047)	699	982,816
Value	$30,099	$(200,881)	$6,112
Class A
Shares	115	—	—	115
Value	$1,000	$—	$—
Class C
Shares	115	—	—	115
Value	$1,000	$—	$—

For the Fiscal Year ended:
August 31, 2009
Class I
Shares	15,985	(14,175)	10,844	1,001,720
Value	$127,770	$(109,326)	$85,530

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Value Fund
				Ending
	Sold	Redeemed	Reinvested	Shares
For the Six Months ended:
February 28, 2010
Class I
Shares	39,627	(63,864)	191	1,082,101
Value	$547,478	$(874,823)	$2,547
Class A
Shares	74	—	—	74
Value	$1,000	$—	$—
Class C
Shares	74	—	—	74
Value	$1,000	$—	$—

For the Fiscal Year ended:
August 31, 2009
Class I
Shares	75,170	(134,177)	562	1,106,147
Value	$805,758	$(1,420,417)	$5,827

8. MERGER OF THE MONTEAGLE LARGE CAP GROWTH FUND AND MONTEAGLE QUALITY GROWTH FUND

Effective as of the close of business on January 22, 2010, pursuant to a Plan of Reorganization (the “Reorganization”) the Monteagle Quality Growth Fund received all the assets and liabilities of the Monteagle Large Cap Growth Fund (the “Transferring Fund”). Shares of the Transferring Fund were exchanged for Class I shares of the Quality Growth Fund. 3,236,928 shares of the Transferring Fund, valued at $4.90, were exchanged for 2,140,129 Class I shares of the Quality Growth Fund, valued at $7.41. Each share of the Transferring Fund was exchanged for 0.661 Class I shares of the Quality Growth Fund. The Transferring Fund’s net assets on the date of the reorganization of $15,858,231, including $3,199,008 of unrealized appreciation and ($11,023,394) of capital loss carryforwards, were combined with those of the Quality Growth Fund. The combined assets immediately after the acquisition amounted to $27,927,428 for 3,768,992 shares outstanding. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Quality Growth Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America.

After the reorganization was completed the Quality Growth Fund was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Transferring Fund. Under applicable Internal Revenue Service rules and regulations, the Quality Growth Fund is required to hold a certain percentage of the portfolio holdings for a prescribed period of time.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of the financial statements and has noted no such events.

MONTEAGLE FUNDS OTHER INFORMATION (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Polices and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS OF MONTEAGLE QUALITY GROWTH FUND HELD ON JANUARY 22, 2010 (Unaudited)

On January 22, 2010, a Special Meeting of Shareholders of the Monteagle Large Cap Growth Fund was held for the purpose of voting on the following proposal:

PROPOSAL 1:  To approve or disapprove a Plan of Reorganization, which provides for: (i) the transfer of all the assets and liabilities of the Monteagle Large Cap Growth Fund in exchange for shares of the Monteagle Quality Growth Fund, the corresponding series of the Monteagle Trust; (ii) the tax-free distribution of shares of Monteagle Quality Growth Fund to shareholders of the Monteagle Large Cap Growth Fund; and (iii) the subsequent termination of the Monteagle Large Cap Growth Fund under state law.

PROPOSAL 2:  To approve or disapprove of Davis Hamilton Jackson & Associates, L.P. continuing as the Sub-Adviser to the Monteagle Quality Growth Fund and the related existing sub-advisory agreement between Monteagle Trust, Nashville Capital Corporation and Davis Hamilton Jackson & Associates, L.P. for the Quality Growth Fund.

The total number of shares of the Monteagle Large Cap Growth Fund present in person or by proxy represented approximately 96.58% of the shares entitled to vote at the Special Meeting.

The shareholders of the Monteagle Large Cap Growth Fund voted to approve the Proposal 1.

The votes cast with respect to the Proposal were as follows:

For	Against	Abstain
3,231,659	0	114,403

RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS OF MONTEAGLE QUALITY GROWTH FUND HELD ON JANUARY 22, 2010 (Unaudited) (Continued)

The shareholders of the Monteagle Large Cap Growth Fund voted to approve the Proposal 2.

The votes cast with respect to the Proposal were as follows:

For	Against	Abstain
3,231,659	0	114,403

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2009) and held until the end of the period (February 28, 2010).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Fixed Income Fund
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Actual Return Based on actual return of:
Class I	2.18%	$1,000.00	1.04%	$1,021.80	$5.21(2)
Class A	0.99%	1,000.00	1.30%	1,009.90	4.01(3)
Class C	0.81%	1,000.00	2.05%	1,008.10	6.32(3)
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.04%	$1,019.60	$5.21(2)
Class A		1,000.00	1.30%	1,018.30	6.51(2)
Class C		1,000.00	2.05%	1,014.60	10.24(2)

Informed Investor Growth Fund
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Actual Return Based on actual return of:
Class I	3.59%	$1,000.00	1.26%	$1,035.90	$6.36(2)
Class A	-2.83%	1,000.00	1.53%	971.70	4.63(3)
Class C	-2.99%	1,000.00	2.29%	970.10	6.92(3)
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.26%	$1,018.50	$6.31(2)
Class A		1,000.00	1.53%	1,017.20	7.65(2)
Class C		1,000.00	2.29%	1,013.40	11.43(2)

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Quality Growth Fund
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Actual Return Based on actual return of:
Class I	9.24%	$1,000.00	1.29%	$1,092.40	$6.69(2)
Class A	2.75%	1,000.00	1.56%	1,027.50	4.85(3)
Class C	2.48%	1,000.00	2.31%	1,024.80	7.18(3)
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.29%	$1,018.40	$6.46(2)
Class A		1,000.00	1.56%	1,017.10	7.80(2)
Class C		1,000.00	2.31%	1,013.30	11.53(2)

Select Value Fund
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Actual Return Based on actual return of:
Class I	10.21%	$1,000.00	1.36%	$1,102.10	$7.09(2)
Class A	5.07%	1,000.00	1.67%	1,050.70	5.25(3)
Class C	4.84%	1,000.00	2.42%	1,048.40	7.61(3)
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.36%	$1,018.10	$6.81(2)
Class A		1,000.00	1.67%	1,016.50	8.35(2)
Class C		1,000.00	2.42%	1,012.80	12.08(2)

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Value Fund
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Actual Return Based on actual return of:
Class I	13.38%	$1,000.00	1.31%	$1,133.80	$6.93(2)
Class A	3.01%	1,000.00	1.59%	1,030.10	4.95(3)
Class C	2.76%	1,000.00	2.34%	1,027.60	7.28(3)
		Beginning Account Value(1)	Annualized Expense Ratio For the Period	Ending Account Value 2/28/10	Expenses Paid During the Period
Hypothetical Return Based on assumed 5% return
Class I		$1,000.00	1.31%	$1,018.30	$6.56(2)
Class A		1,000.00	1.59%	1,016.90	7.95(2)
Class C		1,000.00	2.34%	1,013.20	11.68(2)

(1)	Beginning account values for the Funds’ Class I shares are as of 9/01/09. Beginning account values for the Funds’ Class A and Class C shares are as of their inception date on 11/06/09.

(2)	Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)
Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 112/365 (to reflect the period since inception from 11/06/09 to 2/28/10).

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On January 28, 2010, the Board of Trustees (the “Board”) of the Monteagle Funds (the “Trust”) met and evaluated the Investment Advisory Agreement between the Trust and Nashville Capital Corporation (the “Adviser” or “NCC”) with respect to the Trust.

In connection with this meeting, the Trustees requested and evaluated information they deemed reasonably necessary to their review process. The Board received information describing the services to be provided by the NCC, including information about (i) the nature, extent and quality of services to be provided by the Adviser; (ii) the investment performance of the Funds measured against appropriate benchmarks; and (iii) general information about the Adviser. The Independent Trustees met in executive session and were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

Nature, Extent and Quality of Services. The Board reviewed the functions performed by NCC and its personnel and the Adviser’s investment and compliance oversight process. The Board also considered information concerning the Adviser’s financial condition and the quality of services provided – including their review and coordination with and of sub-advisers of each Fund. The Board noted NCC’s ability to monitor the performance of the Funds under its management agreement with the Trust; and to assist the sub-advisers with evaluating and enhancing the performance of those Funds. Based on the information provided and the Board’s previous experience with the NCC, the Board concluded that the nature and extent of the services provided and to be provided by the Adviser was appropriate and that the quality was good.

Fees and Expenses. The Board of Trustees considered the management fee rates proposed under the Management Agreement. The Board noted that the agreement has a “universal fee” structure under which the Adviser receives a higher fee in exchange for the Adviser’s agreement to pay all Trust/Fund expenses not excepted out; and that the added expenses to be paid by the Trust/Funds are items typically under the exclusive discretion of the Board. The Board reviewed the total expense ratios for the Funds in relation to those of comparable funds; noting that all ratios were lower than comparable funds except for the Select Value Fund with a ratio consistent with the category average. The Board concluded that the management fees (including excepted expenses) are reasonable and appropriate in amount given the quality of services previously provided and currently proposed.

Profitability. The Board considered information regarding the costs of services provided and profitability of the Adviser with respect to its fees received under the Management Agreement. The Board concluded that the profits expected by NCC were not unreasonable.

Economies of Scale. As part of its review of the Management Agreement, the Board considered whether there will be economies of scale with respect to the management of the Funds and whether each Fund will benefit from any economies of scale. The Board noted the presence of breakpoints in the management fees that will provide shareholders with the benefit of lower expenses at higher asset levels. The Board concluded that, given the nature and size of the Funds and the costs of the Adviser in providing services, the management fee reflects an appropriate level of sharing of any economies of scale.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Other Benefits to the Advisers. The Board noted that NCC indicated that it does not believe it will receive any fall-out benefits as a result of its relationship with the Trust. The Board also considered that NCC does not expect nor does it have any soft-dollar arrangements associated with the Funds.

Based on all of the information considered, the Board, including the Independent Trustees, concluded that the terms of the Management Agreement are fair and reasonable and that the Management Agreement is in the best interests of each Fund and its shareholders; and approved continuance of the Investment Advisory Agreement with NCC.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR MONTEAGLE INFORMED INVESTOR GROWTH FUND (Unaudited)

Also on January 28, 2010, the Board of Trustees (the “Board”) of the Monteagle Funds (the “Trust”) met and evaluated the Sub-Advisory Agreement between the Trust, Nashville Capital Corporation (the “Adviser”) and T.H. Fitzgerald & Co. (“THF”) with respect to the Monteagle Informed Investor Growth Fund the “Informed Investor Growth Fund”). The Board reviewed the information from THF and discussed and reviewed information describing the services provided by THF including information about (i) the nature, extent and quality of services provided by THF; (ii) the investment performance of the Informed Investor Growth Fund measured against appropriate benchmarks; and (iii) general information about THF. Management then responded to questions from the Trustees regarding the information provided by THF and the Adviser’s oversight and evaluation of THF.

In deciding whether to approve the continuation of the Subadvisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Board reviewed the functions performed by THF, the portfolio management team and support staff of THF, THF’s investment strategy and process for the Informed Investor Growth Fund, THF’s financial condition and considered the quality of services provided. The Board also reviewed information on the performance of the Informed Investor Growth Fund, along with the performance information of a relevant securities index and a group of peer funds. The comparison revealed that the Informed Investor Growth Fund has been managed with a long-term perspective and has been strictly managed within stated objectives and limitations to maintain the desired style, and that THF’s short and long-term performance was better than the benchmarks. Based on the information provided and the Board’s previous experience with THF, the Board concluded that the nature and extent of the services provided and to be provided by THF were appropriate and that the quality was excellent.

Fees. The Board considered the subadvisory fee rates under the Subadvisory Agreement and noted that the fee rates have not changed. The Board concluded that the subadvisory fee was reasonable and appropriate in amount given the quality of services provided.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR MONTEAGLE INFORMED INVESTOR GROWTH FUND (Unaudited) (Continued)

Profitability. The Board considered the profitability information provided by THF with respect to its fees received under the Subadvisory Agreement. The Board considered that the subadvisory fee rates were negotiated at arm’s length between the Advisers and THF, and that THF is paid by the Adviser. The Board concluded that the profits realized by THF were not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Informed Investor Growth Fund grows and whether subadvisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. Following further discussion of the Informed Investor Growth Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Informed Investor Growth Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the THF.

Other Benefits to T.H. Fitzgerald & Co. The Board noted that THF has indicated that it does not believe it receives any fall-out benefits as a result of its relationship with the Informed Investor Growth Fund.

Based on all of the information considered, the Board, including the Independent Trustees, concluded that the terms of the Subadvisory Agreement with THF are fair and reasonable and that the Subadvisory Agreement is in the best interests of the Informed Investor Growth Fund and its shareholders; and approved continuance of the Subadvisory Agreement with THF.

THE MONTEAGLE FUNDS

Investment Adviser
Nashville Capital Corporation
209 10th Ave. South, Suite 332
Nashville, TN 37203

Distributor
Matrix Capital Group, Inc.
420 Lexington Ave.
Suite 601
New York, NY 10170

Transfer Agent, Administrator
& Shareholder Servicing Agent
Matrix Capital Group, Inc.
630 Fitzwatertown Rd.
Building A, 2nd Floor
Willow Grove, PA 19090

(888) 263-5593
www.monteaglefunds.com

This report is submitted for the general information the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable, the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: May 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Paul B. Ordonio	/s/ Paul B. Ordonio
President
Date: May 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 4, 2010